S000022081 [Member] Investment Strategy - Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.
Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.
The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund
The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.
Penn Series Quality Bond Fund	Seeks to maximize total return over the long term consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities.
Penn Series Money Market Fund	Seeks current income, while preserving capital and liquidity. The Fund is a government money market fund and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.